Organization and Nature of Operations (Details)									1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended				24 Months Ended
	Aug. 05, 2020 USD ($)	Aug. 05, 2020 CNY (¥)	Apr. 04, 2019 shares	Jul. 07, 2016	Jan. 11, 2016 USD ($) shares	Jan. 11, 2016 USD ($) shares	Sep. 03, 2015 shares	Dec. 07, 2006	Aug. 30, 2020 USD ($)	Aug. 30, 2020 CNY (¥)	Jun. 19, 2020 USD ($) $ / shares shares	Oct. 27, 2016	Jul. 17, 2013 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2021 shares	Dec. 31, 2020 CNY (¥) shares	Oct. 30, 2019 shares	Apr. 05, 2019 $ / shares shares	Jul. 08, 2015 USD ($)	Nov. 06, 2013 USD ($)	Nov. 06, 2013 CNY (¥)	Jul. 17, 2013 CNY (¥)	May 27, 2013
Organization and Nature of Operations (Details) [Line Items]
Equity outstanding | ¥																													¥ 400,000	¥ 20,000,000
Outstanding equity percentage													100.00%
Common stock, shares outstanding (in Shares) | shares							120,000,000							38,502,954		38,502,954		38,502,954		37,341,954				38,502,954
Number of investors							39
Common stock, shares issued (in Shares) | shares														38,502,954		38,502,954		38,502,954		37,341,954				38,502,954
Aggregate value of common stock														$ 3,850		$ 3,850		$ 3,850		$ 3,734
Loss before income taxes provisions														$ 538,525	$ 743,414	$ 799,029	$ 486,685	$ 584,928		$ 2,710,835	$ 33,323	$ 33,323
Purchase amount | ¥		¥ 74,515,000
Common stock par value (in Dollars per share) | $ / shares														$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001						$ 0.0001
Preferred stock, shares issued (in Shares) | shares			(100,000,000)
Preferred stock, shares issued (in Shares) | shares														19,000,000		19,000,000		19,000,000		19,000,000				19,000,000	30,000,000	100,000,000
Preferred stock par value (in Dollars per share) | $ / shares														$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Net income (loss)														$ 538,525	$ 727,815	$ 799,029	471,086	$ 979,907		$ 2,205,379
Cash balances														55,666		55,666		348,834		103,868
Current liabilities														8,726,842		8,726,842		21,161,217		14,688,418
Working capital														6,093,004		6,093,004		5,145,436
Sale of assets	$ 10,600,000	¥ 69,554,095							$ 11,420,000	¥ 74,520,000								11,420,000	¥ 74,520,000
Accululated deficit																		8,596,332		9,571,836
Working capital deficit																		4,001,073		6,213,140
Land and building value														$ 9,045,142		$ 9,045,142		8,692,242		18,102,300
Land and Building [Member]
Organization and Nature of Operations (Details) [Line Items]
Land and building value																		$ 14,960,000						¥ 97,640,000
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Reverse stock split, description			the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split
Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage											100.00%																100.00%
Acquisition percentage																												40.00%	40.00%
Description of owned subsidiaries				Muliang Industry established a subsidiary, namely, Zhonglian Huinong (Beijing) Technology Co., Ltd (“Zhonglian”) in Beijing City, China. Muliang Industry owns 65% shares of Zhonglian, and a third-party company, Zhongrui Huilian (Beijing) Technology Co., Ltd owns the other 35% shares. Zhonglian is to develop and operate an online agricultural products trading platform.								Muliang Industry established a subsidiary, namely, Yunnan Muliang Animal Husbandry Development Co., Ltd (“Yunnan Muliang”) in Yunnan Province, China. Muliang Industry owns 55% shares of Yunnan Muliang, and a third-party company, Shuangbai County Development Investment Co., Ltd. owns the other 45% shares. Yunnan Muliang was setup for the sales development of West China.				Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly owned subsidiary Zongbao Cangzhou.		Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly owned subsidiary Zongbao Cangzhou.	Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly owned subsidiary Zongbao Cangzhou.
Lirong Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage								95.00%
Common stock issued for agreement					$ 800
Zongfang Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage								5.00%
Weihai Fukang Bio-Fertilizer Co., Ltd. [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																															99.00%
Mr. Hui Song [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																															99.00%
Mr. Hui Song [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																															1.00%
Mr. Jianping Zhang [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																												$ 65,000
Shanghai Zongbao [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity outstanding													$ 3,200,000
Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Remaining shares held (in Shares) | shares											1,011,000							1,011,000	1,011,000
Purchase amount											$ 2,830,800							$ 2,830,800
Common stock par value (in Dollars per share) | $ / shares											$ 2.80							$ 2.80
Sale of assets																		$ 673,278
Muliang Agritech Inc. [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage											100.00%
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares							150,525,000
Remaining shares held (in Shares) | shares							30,525,000
Common stock, shares issued (in Shares) | shares					129,475,000	129,475,000
Aggregate value of common stock					$ 64,737.50	$ 64,737.50
Common stock issued for agreement, shares (in Shares) | shares					120,000,000
Muliang Viagoo [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																											$ 5,000
ABC [Member]
Organization and Nature of Operations (Details) [Line Items]
Principal amount (in Yuan Renminbi) | ¥																								36,000,000
Shanghai Zhongta Construction Engineering Co., Ltd. [Member]
Organization and Nature of Operations (Details) [Line Items]
Receivable amount (in Yuan Renminbi) | ¥																								27,600,000
Zongbao [Member]
Organization and Nature of Operations (Details) [Line Items]
Receivable amount (in Yuan Renminbi) | ¥																								¥ 5,200,000
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares							150,525,000
Remaining shares held (in Shares) | shares							30,525,000
Common stock, shares issued (in Shares) | shares					129,475,000	129,475,000
Aggregate value of common stock					$ 64,737.50	$ 64,737.50
Common stock issued for agreement, shares (in Shares) | shares						120,000,000
Muliang Viagoo [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																											$ 5,000
Lirong Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock issued for agreement						$ 800
Mullan Agritech [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares issued (in Shares) | shares																										500,000,000
Common stock par value (in Dollars per share) | $ / shares																										$ 0.0001
Preferred stock, shares issued (in Shares) | shares																										100,000,000
Preferred stock par value (in Dollars per share) | $ / shares																										$ 0.0001
Common Stock [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares																							38,502,954
Net income (loss)
Common Stock [Member] | Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Preferred stock, shares issued (in Shares) | shares			(100,000,000)